Summary of Significant Accounting Policies - Deferred Debt Issuance Costs (Details) - USD ($) $ in Millions	Mar. 31, 2020	Dec. 31, 2019	Sep. 22, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred Debt Issuance Costs
Deferred debt issuance costs	$ 1.2	$ 1.2		$ 5.2
2016 Term Loan
Deferred Debt Issuance Costs
Total deferred debt issuance costs					$ 6.8
2018 Term Loan
Deferred Debt Issuance Costs
Total deferred debt issuance costs				$ 6.0
Deferred debt issuance costs			$ 4.6
2019 Term Loan
Deferred Debt Issuance Costs
Total deferred debt issuance costs		$ 1.2